Fair Value Measurements - Additional Information (Detail) - EBP 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding plan interest in master trust, Fair value		$ 3,325,831,047	$ 2,942,487,062
SSGA Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, net asset value per share or unit		$ 1
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding plan interest in master trust, Fair value		$ 0	0
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding plan interest in master trust, Fair value	[1]	2,473,417,186	2,118,884,192
Fair Value Measured at Net Asset Value Per Share [Member] | SSGA Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding plan interest in master trust, Fair value		$ 6,258,692	$ 3,506,358

[1]	In accordance with accounting guidance, certain investments measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amount measured at NAV presented in this table is intended to permit reconciliation of the fair value hierarchy to the investments at fair value presented in the statement of net assets available for benefits.